Taxation (Tables)	9 Months Ended
Sep. 30, 2022
Taxation
Schedule of composition of income tax expenses
The following table presents the composition of income tax expenses for the nine months ended September 30, 2021 and 2022:

	For the nine months ended September 30
	2021	2022

	RMB in thousands
Current income tax expenses	54,341	97,994
Withholding income tax expenses	12,702	9,324
Deferred tax benefits	(4,541)	(23,634)

Total	62,502	83,684